Investment in associate - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Cash and cash equivalents	$ 891,910	$ 458,015	$ 857,747
Other current assets	30,820	3,893
Non-current assets	4,686,307	4,946,234
Current liabilities	(729,616)	(1,302,306)
Investment in associate	101,438	184,249
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	101,438	107,921
Long-term receivable from Atlas	0	76,328
Investment in associate	$ 101,438	$ 184,249
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 18,934	$ 126,392
Other current assets	49,803	189,062
Non-current assets	145,298	149,354
Current liabilities	(42,901)	(157,835)
Other long-term liabilities, including current maturities	(10,376)	(135,940)
Net assets	$ 160,758	$ 171,033
Ownership rate	100.00%